UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Special Opportunities Fund, Inc.
Portfolio of Investments
March 31, 2017 (Unaudited)

INVESTMENT COMPANIES - 83.26%	Shares	Value
Closed-End Funds - 72.48%
Aberdeen Chile Fund, Inc.	51,303	$358,095
Aberdeen Emerging Markets Smaller Co. Opportunities Fund, Inc.	7,922	103,303
Aberdeen Greater China Fund, Inc.	6,334	66,317
Aberdeen Indonesia Fund, Inc.	5,110	36,792
Aberdeen Israel Fund, Inc.	10,049	176,159
Aberdeen Japan Equity Fund, Inc.	28,117	223,811
Aberdeen Singapore Fund, Inc.	142,352	1,523,166
Adams Diversified Equity Fund, Inc.	163,607	2,249,596
Advent/Claymore Enhanced Growth & Income Fund	381,704	3,221,582
Alpine Global Premier Properties Fund	226,679	1,296,604
Alternative Asset Opps PCC Ltd. (a)(c)(f)(g)(h)	48,436	303
Asia Tigers Fund, Inc.	50,533	575,571
BlackRock Debt Strategies Fund, Inc.	47,775	550,368
Boulder Growth & Income Fund, Inc.	423,000	3,933,900
Candover Investments PLC/Fund (a)(g)	40,468	66,864
Central Securities Corp.	233,873	5,604,766
Clough Global Equity Fund	480,323	6,071,283
Clough Global Opportunities Fund	46,934	482,951
Credit Suisse Asset Management Income Fund, Inc.	351,579	1,160,211
The Cushing Renaissance Fund	104,082	1,919,272
Delaware Enhanced Global Dividend & Income Fund	206,895	2,273,776
Delaware Investments Dividend & Income Fund, Inc.	100,141	1,033,455
Deutsche Global High Income Fund, Inc.	18,712	158,865
Deutsche High Income Opportunities Fund, Inc.	269,657	3,950,475
Deutsche Multi-Market Income Trust	39,650	344,955
Deutsche Strategic Income Trust	839	10,252
Ellsworth Growth and Income Fund Ltd.	76,045	656,268
First Trust Aberdeen Global Opportunity Income Fund	218,431	2,538,168
First Trust Enhanced Equity Income Fund	49,247	711,127
Franklin Universal Trust	48,339	337,890
The GDL Fund	15,000	147,600
General American Investors Co., Inc.	46,245	1,549,670
Herzfeld Caribbean Basin Fund, Inc.	50,990	361,009
Japan Smaller Capitalization Fund, Inc.	555,963	6,026,639
JP Morgan Asian Investment Trust PLC (g)	15,214	58,519
JP Morgan China Region Fund, Inc.	192,486	3,528,268
Juridica Investments Ltd. (g)	495,258	105,548
Korea Equity Fund, Inc.	291,361	2,558,149
Lazard Global Total Return and Income Fund, Inc.	239,139	3,589,142
Lazard World Dividend & Income Fund, Inc.	23,192	246,995
Liberty All Star Equity Fund	1,106,375	6,040,807
MFS Charter Income Trust	2,693	23,187
Morgan Stanley Asia Pacific Fund, Inc.	186,237	2,858,738
Morgan Stanley East Europe Fund Escrow (a)	97,901	0
Neuberger Berman Real Estate Securities Income Fund, Inc.	641,208	3,411,226
The New Ireland Fund, Inc.	74,745	946,272
Pacholder High Yield Fund, Inc.	379,715	2,931,400
Principal Real Estate Income Fund	3,000	52,620
The Prospect Japan Fund Ltd. (a)(g)	700,971	788,593
Putnam High Income Securities Fund	397,476	3,446,117

Royce Value Trust, Inc.	74,200	1,038,800
Source Capital, Inc.	29,000	1,089,240
Terra Catalyst Fund (a)(g)	20,319	24,790
The Swiss Helvetia Fund, Inc.	767,433	8,902,223
Tri-Continental Corp.	313,154	7,240,120
Turkish Investment Fund, Inc.	1,315	10,928
Virtus Total Return Fund	302,739	1,322,969
		99,935,714
Auction Rate Preferred Securities - 5.86% (c)(f)
Putnam Managed Municipal Income Trust - Series C	32	1,300,000
Putnam Municipal Opportunities Trust - Series B	170	3,453,125
Putnam Municipal Opportunities Trust - Series C	164	3,331,250
		8,084,375
Business Development Companies - 4.92%
Crossroads Capital, Inc. (a)	292,681	670,269
Equus Total Return, Inc. (a)	106,919	266,228
Firsthand Technology Value Fund, Inc. (a)	58,291	463,996
Great Elm Capital Corp.	154,016	1,752,702
MVC Capital, Inc.	403,584	3,628,220
		6,781,415
Total Investment Companies (Cost $107,628,374)		114,801,504

PREFERRED STOCKS - 4.35%
Real Estate Investment Trusts - 4.35%
Preferred Apartment Communities, Inc. (c)(f)	6,083	5,997,838
Total Preferred Stocks (Cost $5,657,129)		5,997,838

COMMON STOCKS - 27.60%
Construction Materials - 0.07%
Tecnoglass, Inc. (g)	9,244	100,297
Consumer Finance - 0.24%
Emergent Capital, Inc. (a)	1,032,379	330,361
Health Care Equipment & Supplies - 0.00%
Xtant Medical Holdings, Inc. (a)	99	62
Independent Power and Renewable Electricity Producers - 0.06%
VivoPower International PLC (a)(g)	18,304	82,368
Insurance - 9.63%
Stewart Information Services Corp.	300,440	13,273,439
Professional Services - 2.95%
Hill International, Inc. (a)	981,305	4,072,416
Real Estate Investment Trusts - 7.72%
New York REIT, Inc.	1,098,719	10,646,587
Special Purpose Acquisition Vehicles - 6.93% (a)
Andina Acquisition Corp. II (g)	67,789	683,991
Avista Healthcare Public Acquisition Corp. (g)	121,090	1,192,737
Barington/Hilco Acquisition Corp.	15,611	159,232
FlatWorld Acquisition Corporation (g)	105,702	3,171
Hunter Maritime Acquisition Corp. (g)	92,443	948,465
M I Acquisitions, Inc.	188,817	1,929,710
M III Acquisition Corp.	148,436	1,490,298
Origo Acquisition Corp. (c)(f)(g)	922	9,635
Pacific Special Acquisition Corp. (g)	104,449	1,081,047
Stellar Acquisition III, Inc. (g)	204,002	2,050,220
		9,548,506
Total Common Stocks (Cost $37,759,532)		38,054,036

LIQUIDATING TRUSTS - 1.70%
Winthrop Realty Trust - Escrow (a)(c)(f)(h)	295,985	2,341,241
Total Liquidating Trusts (Cost $2,786,269)		2,341,241

	Principal
	Amount
CONVERTIBLE BONDS - 0.89%
Emergent Capital, Inc. (b)
8.500%, 02/15/2019	$2,941,000	1,174,562
8.500%, 02/15/2019	147,050	58,728
Total Convertible Bonds (Cost $3,008,393)		1,233,290

CORPORATE BONDS - 0.01%
Washington Mutual, Inc. (b)(c)(d)(f)
0.000%, 03/17/2014	3,000,000	15,000
Total Corporate Bonds (Cost $0)		15,000

CORPORATE NOTES - 0.02%
MVC Capital, Inc. (b)
7.250%, 01/15/2023	1,000	25,490
Total Corporate Notes (Cost $25,280)		25,490

PROMISSORY NOTES - 0.56% (b)(c)(f)
Emergent Capital, Inc.
15.000%, 09/30/2018	500,000	490,000
Wheeler Real Estate Investment Trust
9.000%, 12/15/2018	280,000	280,000
Total Promissory Notes (Cost $780,000)		770,000

	Shares
WARRANTS - 0.22% (a)
Andina Acquisition Corp. II
Expiration: November 2020	67,789	19,049
Exercise Price: $11.50 (g)
Avista Healthcare Public Acquisition Corp.
Expiration: December 2021	121,090	60,545
Exercise Price: $5.75 (g)
Barington/Hilco Acquisition Corp.
Expiration: February 2018	15,611	2,652
Exercise Price: $12.50
China Lending Corp.
Expiration: July 2021	79,818	10,743
Exercise Price: $12.00 (g)
COPsync, Inc.
Expiration: October 2020	10,794	864
Exercise Price: $3.125
Electrum Special Acquisition Corp.
Expiration: June 2021	46,800	21,060
Exercise Price: $11.50 (g)
Emergent Capital, Inc.
Expiration: October 2019	8	0
Exercise Price: $10.75 (c)(f)
Harmony Merger Corp.
Expiration: January 2021	62,937	31,468
Exercise Price: $11.50

Hemisphere Media Group, Inc.
Expiration: April 2018	39,430	16,557
Exercise Price: $12.00
Origo Acquisition Corp.
Expiration: December 2021	23,814	2,658
Exercise Price: $5.75 (g)
Pacific Special Acquisition Corp.
Expiration: October 2020	104,449	36,244
Exercise Price: $12.00 (g)
Quinpario Acquisition Corp. 2
Expiration: January 2023	10,066	5,033
Exercise Price: $5.75
Stellar Acquisition III, Inc.
Expiration: March 2022	204,002	69,340
Exercise Price: $11.50 (g)
Wheeler Real Estate Investment Trust, Inc.
Expiration: December 2018	84,211	0
Exercise Price: $4.75 (c)(f)
Yatra Online, Inc.
Expiration: December 2021	34,364	20,447
Exercise Price: $11.50 (g)
Total Warrants (Cost $200,995)		296,660

RIGHTS - 0.06% (a)
Andina Acquisition Corp. II (g)	67,789	31,183
Barington/Hilco Acquisition Corp.	15,611	5,542
Origo Acquisition Corp. (g)	23,814	4,286
Pacific Special Acquisition Corp. (g)	104,449	41,780
Total Rights (Cost $34,474)		82,791

MONEY MARKET FUNDS - 21.62%
Fidelity Institutional Government Portfolio - Class I, 0.560% (e)	14,908,152	14,908,152
STIT-Treasury Portfolio - Institutional Class, 0.580% (e)	14,908,152	14,908,152
Total Money Market Funds (Cost $29,816,304)		29,816,304

Total Investments (Cost $187,696,750) - 140.29%		193,434,154
Other Assets in Excess of Liabilities - 0.03%		49,783
Preferred Stock - (40.32)%		(55,599,400)
TOTAL NET ASSETS - 100.00%		$137,884,537

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at March 31, 2017.
(c)	Fair valued securities. The total market value of these securities was $17,218,392, representing 12.49% of net assets.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	The rate shown represents the 7-day yield at March 31, 2017.
(f)	Illiquid securities. The total market value of these securities was $17,218,392, representing 12.49% of net assets.
(g)	Foreign-issued security.
(h)	Security currently undergoing a full liquidation with all proceeds paid out to shareholders.

The accompanying notes are an integral part of these schedule of investments.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. The auction rate preferred securities are valued at cost, unless other observable market events occur. The purchase price, or cost, of these securities is arrived at through an arms length transaction between a willing buyer and seller in the secondary market and is indicative of the value on the secondary market. Current transactions in similar securities in the marketplace are evaluated. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. U.S. and foreign debt securities including short-term debt instruments having a maturity of 60 days or less shall be valued in accordance with the price supplied by a Pricing Service using the evaluated bid price. Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 (“ASU 2011-04”), Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, which, among other things, clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The significant unobservable inputs used in fair value measurement of the Fund’s investment companies, corporate bonds, promissory notes, liquidation claims and warrants are (1) cost and (2) indicative bids or price ranges from dealers, brokers, or market makers. Significant changes in any of these inputs in isolation may result in a change in higher fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

At each regular quarterly Board meeting, the Adviser delivers a written report (the “Quarterly Report”) to the Board regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Board reviews the Quarterly Report and discusses the valuation of the fair valued securities.

The Valuation Committee reviews all Quarterly Reports and any other interim reports, and reviews and approves the valuation of all fair valued securities. This review includes a review and discussion of an updated fair valuation summary with appropriate levels of representatives of the Adviser’s management.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund's investments:

	Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Unobservable Inputs (Level 3)**	Total
Investment Companies	$106,716,826	$-	$8,084,678	$114,801,504
Preferred Stocks
Real Estate Investment Trusts	-	-	5,997,838	5,997,838
Common Stocks
Construction Materials	100,297	-	-	100,297
Consumer Finance	330,361	-	-	330,361
Health Care Equipment & Supplies	62	-	-	62
Independent Power & Renewable Electricity Producers	82,368	-	-	82,368
Insurance	13,273,439	-	-	13,273,439
Professional Services	4,072,416	-	-	4,072,416
Real Estate Investments Trusts	10,646,587	-	-	10,646,587
Special Purpose Acquisition Vehicles	2,713,503	6,825,368	9,635	9,548,506
Liquidating Trusts	-	-	2,341,241	2,341,241
Convertible Bonds	-	1,233,290	-	1,233,290
Corporate Bonds	-	-	15,000	15,000
Corporate Notes	25,490	-	-	25,490
Promissory Notes	-	-	770,000	770,000
Warrants	277,611	19,049	0	296,660
Rights	9,828	72,963	-	82,791
Money Market Funds	29,816,304	-	-	29,816,304
Total	$168,065,092	$8,150,670	$17,218,392	$193,434,154

* Transfers between Levels are recognized at the end of the reporting period.
**The Fund measures Level 3 activity as of the end of each financial reporting period.

Transfers between Level 1 and Level 2 securities as of March 31, 2017 resulted from securities priced previously with an official close price (Level 1 securities) or on days where there is not an official close price the bid price is used (Level 2 securities). Transfers as of March 31, 2017 are summarized in the table below:

Transfers into Level 1
Investment Companies	$24,790
Common Stocks
Special Purpose Acquisition Vehicles	$1,765,038
Transfers out of Level 1
Common Stocks
Special Purpose Acquisition Vehicles	(3,582,411)
Warrants	(19,049)
Rights	(72,963)
Net transfers in and/or out of Level 1	$(1,884,595)

Transfers into Level 2
Common Stocks
Special Purpose Acquisition Vehicles	$3,582,411
Warrants	19,049
Rights	72,963
Transfers out of Level 2
Investment Companies	(24,790)
Common Stocks
Special Purpose Acquisition Vehicles	(1,765,038)
Net transfers in and/or out of Level 2	$1,884,595

Special Opportunities Fund

The fair value of derivative instruments as reported within the Schedule of Investments as of March 31, 2017:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$ 296,660

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2017:

Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain	$ 2,025
on Investments

Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized	$ 46,769
appreciation of investments

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Balance as of 12/31/2016	Acquisitions	Dispositions	Return of Capital	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Balance as of 3/31/2017
Closed End Funds	$31,339	$-	$-	$(31,690)	$576	$78	$303
Auction Rate Preferred Securities	348,000	7,718,750	-	-	-	17,625	8,084,375
Commodity Partnerships	11,736,382	-	(11,736,382)	-	(1,126,211)	1,126,211	-
Preferred Stocks	5,976,547	-	-	-	-	21,291	5,997,838
Special Purpose Acquisition Vehicles	-	9,644	-	-	-	(9)	9,635
Liquidating Trusts	1,957,500	342,128	-	-	-	41,613	2,341,241
Corporate Bonds	22,500	-	-	-	-	(7,500)	15,000
Promissory Notes	780,000	-	-	-	-	(10,000)	770,000
Warrants	0	-	-	-	-	-	0
	$20,852,268	$8,070,522	$(11,736,382)	$(31,690)	$(1,125,635)	$1,189,309	$17,218,392

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2017:

	Fair Value March 31, 2017	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Closed End Funds	$303	Market Assessment and Company-Specfic Information	Liquidation Value	Increase
Auction Rate Preferred Securities	8,084,375	Market Comparables/ Cost	Discount to Par	Decrease
Preferred Stocks	5,997,838	Cost	Market Assessments/ Financial Assessements	Increase
Special Purpose Acquisition Vehicles	9,635	Market Transactions Approach	Liquidation Value	Increase
Liquidating Trusts	2,341,241	Last Traded Price	Financial Assessements/ Company Announcements	Increase
Corporate Bonds	15,000	Market Transactions Approach	Single Broker Quote	Increase
Promissory Notes	770,000	Cost	Terms of the Note/ Financial Assessements/ Company Announcements	Increase
Warrants	0	Market Transactions Approach	Discount to Market Price for Share Restrictions	Decrease

(1)
In determining certain inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost of investments	$187,696,750
Gross unrealized appreciation on investments	17,654,545
Gross unrealized depreciation on investments	(11,917,141)
Net unrealized appreciation	$5,737,404

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Special Opportunities Fund, Inc.

By (Signature and Title)  /s/ Andrew Dakos
  Andrew Dakos, President

Date  May 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Andrew Dakos
   Andrew Dakos, President

Date  May 17, 2017

By (Signature and Title)  /s/ Thomas Antonucci
   Thomas Antonucci, Chief Financial Officer

Date  May 17, 2017